Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

September 1, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the XFUNDSTM Large Cap Income ETF, XFUNDSTM Growth Income ETF, XFUNDSTM Value Income ETF and XFUNDSTM Technology Income ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective August 23, 2026, and filed electronically as Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A on August 21, 2026.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews

David Mathews

Senior Counsel II

Tidal Investments LLC, on behalf of Tidal Trust II